ACCRUED EXPENSES AND OTHER PAYABLES	3 Months Ended	12 Months Ended
	Sep. 30, 2018	Jun. 30, 2018
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER PAYABLES

Note 7 – accrued expenses and other payables

Accrued expenses and other payable consisted of the following:

	September 30, 2018	June 30, 2018
Deposit	$30,525	$31,493
Salary payable and other payable	31,549	115,785
Advances from customers	2,913	3,005
Total	$64,987	$150,283

Note 8 – accrued expenses and other payables

Accrued expenses and other payable consisted of the following:

	June 30, 2018	June 30, 2017
Deposit	$31,493	$30,515
Salaries and other payables	115,785	36,460
Advances from customers	3,005	—
Total	$150,283	$66,975